Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES 1.9%
$100,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	$100,348
200,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (1)	199,443
150,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, 4/15/26	150,598
8,313	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A3, 1.84%, 12/15/22	8,315
450,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (1)	426,832
TOTAL ASSET-BACKED SECURITIES (Cost $948,459)		885,536
COMMERCIAL MORTGAGE-BACKED SECURITIES 6.4%
150,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	153,281
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	151,301
180,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	179,388
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26 (2)	256,960
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27 (2)	205,858
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (2)	306,153
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	205,959
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K103, Class A2, 2.65%, 11/25/29	445,315
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.51%, 11/25/45 (1)(2)	251,341
175,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48 (1)(2)	174,935
190,977	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	183,513
165,378	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	157,578
12,744	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	12,785
42,793	Sequoia Mortgage Trust, Series 2004-8, Class A1, (1-month LIBOR + 0.70%), 1.15%, 9/20/34 (2)	40,791
200,000	UBS Commercial Mortgage Trust, Series 2018-C10, Class A2, 3.56%, 5/15/51	200,831
60,441	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	60,915
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,172,778)		2,986,904
CORPORATE BONDS & NOTES 38.4%
BASIC MATERIALS 2.5%
CHEMICALS 0.7%
200,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	203,007
125,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	130,633
		333,640
IRON/STEEL 0.7%
135,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29 (3)	137,097
165,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	159,985
		297,082
MINING 1.1%
120,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	122,700
140,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42	150,308
200,000	Teck Resources Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	236,166
		509,174
COMMUNICATIONS 3.5%
INTERNET 0.6%
160,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	167,801
125,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	113,125
		280,926
MEDIA 1.4%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	181,678
175,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	184,065
125,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (3)	130,239
150,000	Walt Disney Co., Guaranteed Notes, 2.65%, 1/13/31	143,262
		639,244

1

March 31, 2022

Principal Amount		Value
CORPORATE BONDS & NOTES 38.4% (continued)
COMMUNICATIONS 3.5% (continued)
TELECOMMUNICATIONS 1.5%
$228,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	$202,376
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	207,999
150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	141,375
175,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	174,326
		726,076
		1,646,246
CONSUMER, CYCLICAL 3.6%
AUTO MANUFACTURERS 1.0%
100,000	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, 9/10/25	93,226
170,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	164,900
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	202,067
		460,193
HOME BUILDERS 1.4%
175,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	172,713
200,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	205,547
142,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27 (3)	149,809
140,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	144,340
		672,409
HOUSEWARES 0.3%
165,000	Newell Brands, Inc., Senior Unsecured Notes, 4.45%, 4/1/26	165,774
LODGING 0.3%
125,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	120,378
RETAIL 0.6%
150,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	153,529
125,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30 (3)	124,360
		277,889
		1,696,643
CONSUMER, NON-CYCLICAL 8.1%
AGRICULTURE 0.3%
125,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	124,547
BEVERAGES 0.9%
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	138,782
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	167,554
125,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	113,997
		420,333
BIOTECHNOLOGY 0.8%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	144,658
100,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	100,444
150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	130,185
		375,287
COMMERCIAL SERVICES 0.9%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	147,801
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	144,201
125,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	129,287
		421,289
FOOD 0.5%
100,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	88,897
175,000	Kroger Co., Senior Unsecured Notes, 2.65%, 10/15/26	170,837
		259,734
HEALTHCARE PRODUCTS 0.5%
125,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	129,895
100,000	Baxter International, Inc., Senior Unsecured Notes, 1.73%, 4/1/31	86,262
		216,157
HEALTHCARE SERVICES 1.6%
150,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	151,800
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	156,195
150,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	152,586
150,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	144,310

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 38.4% (continued)
CONSUMER, NON-CYCLICAL 8.1% (continued)
HEALTHCARE SERVICES 1.6% (continued)
$125,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	$142,130
		747,021
HOUSEHOLD PRODUCTS 0.4%
175,000	Clorox Co., Senior Unsecured Notes, 3.05%, 9/15/22	175,620
PHARMACEUTICALS 2.2%
150,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	149,012
125,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	108,968
150,000	Becton Dickinson & Co., Senior Unsecured Notes, 3.70%, 6/6/27	152,401
165,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	175,462
150,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50 (3)	134,202
140,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	124,815
165,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	163,930
		1,008,790
		3,748,778
ENERGY 4.2%
OIL & GAS 2.1%
150,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	144,005
140,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30 (3)	151,597
135,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	138,844
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	157,845
100,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	94,798
150,000	Suncor Energy, Inc., Senior Unsecured Notes, 3.10%, 5/15/25	149,161
125,000	TotalEnergies Capital International SA, Guaranteed Notes, 3.46%, 2/19/29	126,974
		963,224
OIL & GAS SERVICES 0.3%
150,000	Schlumberger Finance Canada Ltd., Guaranteed Notes, 1.40%, 9/17/25 (3)	142,551
PIPELINES 1.8%
125,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	129,176
150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	133,387
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	105,976
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	207,143
125,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.25%, 9/15/46	123,252
125,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	130,092
		829,026
		1,934,801
FINANCIAL 11.3%
BANKS 5.1%
100,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	101,773
150,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25 (2)	150,475
130,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	148,064
125,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	126,621
150,000	First-Citizens Bank & Trust Co., Senior Unsecured Notes, (SOFR + 3.83%), 3.93%, 6/19/24 (2)	151,583
175,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26 (3)	177,959
125,000	ING Groep NV, Senior Unsecured Notes, 3.95%, 3/29/27	126,712
130,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	134,710
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48 (2)	153,405
150,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29	141,845
175,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	177,798
150,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	152,552
125,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	127,590
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	151,221
350,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	334,512
		2,356,820

3

March 31, 2022

Principal Amount		Value
CORPORATE BONDS & NOTES 38.4% (continued)
FINANCIAL 11.3% (continued)
DIVERSIFIED FINANCIAL SERVICES 2.1%
$175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	$160,189
175,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27 (3)	171,928
175,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, 9/30/24	182,817
165,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	168,035
100,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	102,096
190,000	Synchrony Financial, Senior Unsecured Notes, 4.25%, 8/15/24	192,798
		977,863
INSURANCE 1.3%
125,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30 (3)	129,030
135,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30	116,721
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	203,245
175,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48 (2)(3)	178,531
		627,527
REITS 2.8%
125,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	117,600
150,000	Crown Castle International Corp., Senior Unsecured Notes, 3.80%, 2/15/28	150,030
125,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29	124,448
100,000	Duke Realty LP, Senior Unsecured Notes, 4.00%, 9/15/28	102,256
125,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	112,297
150,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	134,360
150,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	132,715
125,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	116,146
155,000	Sabra Health Care LP, Guaranteed Notes, 3.90%, 10/15/29	148,964
175,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28 (3)	181,742
		1,320,558
		5,282,768
INDUSTRIAL 2.3%
AEROSPACE/DEFENSE 0.3%
120,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	111,930
BUILDING MATERIALS 0.6%
160,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	138,598
150,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	148,791
		287,389
ELECTRONICS 0.7%
160,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	142,309
150,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25 (3)	154,938
		297,247
MISCELLANEOUS MANUFACTURERS 0.4%
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	203,696
PACKAGING & CONTAINERS 0.3%
150,000	Ball Corp., Guaranteed Notes, 4.88%, 3/15/26 (3)	156,277
		1,056,539
TECHNOLOGY 2.1%
COMPUTERS 0.9%
125,000	Dell International LLC / EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	131,279
150,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	146,154
150,000	Western Digital Corp., Senior Unsecured Notes, 3.10%, 2/1/32 (3)	134,306
		411,739
SEMICONDUCTORS 0.3%
140,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41 (3)	125,748
SOFTWARE 0.9%
150,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	141,937
150,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	158,455
170,000	salesforce.com, Inc., Senior Unsecured Notes, 2.70%, 7/15/41 (3)	150,737
		451,129
		988,616

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 38.4% (continued)
UTILITIES 0.8%
ELECTRIC 0.8%
$100,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	$103,457
150,000	Duke Energy Carolinas LLC, 2.45%, 2/1/30	140,504
125,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	117,071
		361,032
TOTAL CORPORATE BONDS & NOTES (Cost $18,857,820)		17,855,319
FOREIGN GOVERNMENT OBLIGATIONS 0.3%
150,000	European Bank for Reconstruction & Development, Senior Unsecured Notes, 2.75%, 3/7/23	151,218
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $149,920)		151,218
LONG-TERM MUNICIPAL SECURITIES 2.8%
	CALIFORNIA 0.4%
200,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	184,990
	CONNECTICUT 0.2%
125,000	Hartford County Metropolitan District Clean Water Project Revenue, 2.17%, 4/1/34	109,210
	DISTRICT OF COLUMBIA 0.5%
200,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, Ser. F, 4.91%, 12/1/23	207,869
	HAWAII 0.2%
120,000	State of Hawaii, GO, 1.71%, 8/1/28	111,400
	OREGON 0.3%
145,000	State of Oregon, General Obligation Unlimited, 2.38%, 5/1/36	134,657
	TEXAS 1.2%
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	543,463
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,301,838)		1,291,589
RESIDENTIAL MORTGAGE-BACKED SECURITIES 18.6%
MORTGAGE SECURITIES 18.6%
22,564	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	23,769
104,509	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	108,993
41,215	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	42,098
17,220	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	17,728
21,343	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	21,802
20,010	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	20,942
43,830	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	44,776
141,264	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	141,327
172,217	FHLMC Gold PC Pool #Q34167, 4.00%, 6/1/45	179,966
82,735	FHLMC Gold PC Pool #Q57991, 4.00%, 8/1/48	84,816
232,951	FHLMC Pool #QB2958, 3.00%, 9/1/50	228,398
208,251	FHLMC Pool #QB3856, 2.00%, 9/1/50	194,031
200,684	FHLMC Pool #QB5314, 2.50%, 11/1/50	192,142
254,190	FHLMC Pool #QB8153, 2.50%, 1/1/51	243,291
196,722	FHLMC Pool #SB8078, 1.50%, 12/1/35	186,831
158,560	FHLMC Pool #SD8023, 2.50%, 11/1/49	152,004
520,366	FHLMC Pool #SD8098, 2.00%, 10/1/50	484,898
267,508	FHLMC Pool #SD8134, 2.00%, 3/1/51	249,129
189,921	FHLMC Pool #SD8163, 3.50%, 8/1/51	190,588
480,737	FHLMC Pool #SD8173, MBS, 2.50%, 10/1/51	459,894
55,998	FNMA Pool #AB2346, 4.50%, 2/1/41	59,622
44,915	FNMA Pool #AB5231, 2.50%, 5/1/27	44,510
44,788	FNMA Pool #AB5716, 3.00%, 7/1/27	45,248
61,412	FNMA Pool #AI4285, 5.00%, 6/1/41	66,336
226,032	FNMA Pool #AR6394, 3.00%, 2/1/43	226,069
71,850	FNMA Pool #AS5892, 3.50%, 10/1/45	72,956
23,157	FNMA Pool #AS6102, 3.50%, 11/1/45	23,550
43,802	FNMA Pool #AS6205, 3.50%, 11/1/45	44,546
32,499	FNMA Pool #AS6385, 4.00%, 12/1/45	33,931
76,721	FNMA Pool #AS9562, 3.00%, 5/1/47	76,170
86,597	FNMA Pool #AU4279, 3.00%, 9/1/43	86,353
71,958	FNMA Pool #AV0703, 4.00%, 12/1/43	74,877
39,143	FNMA Pool #AW7362, 2.50%, 8/1/29	38,791
87,274	FNMA Pool #AX0416, 4.00%, 8/1/44	90,370
48,725	FNMA Pool #AY1670, 3.50%, 2/1/45	49,466
34,324	FNMA Pool #AY4195, 4.00%, 5/1/45	35,597
45,319	FNMA Pool #BA3885, 3.50%, 11/1/45	46,087
161,181	FNMA Pool #CA2320, 3.50%, 9/1/48	164,078
77,136	FNMA Pool #CA5540, 3.00%, 4/1/50	75,844
803,714	FNMA Pool #CB0856, 3.00%, 6/1/51	787,955
1,366,042	FNMA Pool #FM9834, 3.50%, 6/1/49	1,378,078
75,176	FNMA Pool #MA0641, 4.00%, 2/1/31	77,404
89,340	FNMA Pool #MA4012, 2.00%, 5/1/35	87,155

5

March 31, 2022

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES18.6% (continued)
MORTGAGE SECURITIES 18.6% (continued)
$173,162	FNMA Pool #MA4077, 2.00%, 7/1/50	$161,431
153,797	FNMA Pool #MA4119, 2.00%, 9/1/50	143,368
337,725	FNMA Pool #MA4208, 2.00%, 12/1/50	314,749
93,722	FNMA Pool #MA4355, 2.00%, 6/1/51	87,220
495,699	FNMA Pool #MA4548, MBS, 2.50%, 2/1/52	474,207
23,187	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	22,789
11,944	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	11,953
41,713	GNMA II Pool #5332, 4.00%, 3/20/42	44,124
161,782	GNMA II Pool #MA3937, 3.50%, 9/20/46	164,642
144,491	GNMA II Pool #MA7054, 3.50%, 12/20/50	145,744
145,186	GNMA II Pool #MA7651, 3.50%, 10/20/51	146,399
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $9,186,108)		8,669,042
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.2%
250,000	FNMA, 2.38%, 1/19/23	251,662
250,000	FNMA, 2.63%, 9/6/24 (3)	251,615
540,000	FNMA, 1.88%, 9/24/26	526,420
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,022,225)		1,029,697
U.S. TREASURY OBLIGATIONS 22.8%
U.S. TREASURY NOTES & BONDS 22.8%
120,000	U.S. Treasury Bonds, 5.38%, 2/15/31	149,231
425,000	U.S. Treasury Bonds, 4.38%, 2/15/38	537,442
415,000	U.S. Treasury Bonds, 3.50%, 2/15/39	475,532
155,000	U.S. Treasury Bonds, 1.13%, 5/15/40	122,262
180,000	U.S. Treasury Bonds, 2.88%, 5/15/43	186,609
654,000	U.S. Treasury Bonds, 3.00%, 2/15/48	713,013
1,756,000	U.S. Treasury Bonds, 2.25%, 8/15/49	1,670,738
104,870	U.S. Treasury Inflation Indexed Note, 0.13%, 7/15/31	112,128
170,000	U.S. Treasury Notes, 1.38%, 6/30/23	168,838
500,000	U.S. Treasury Notes, 0.13%, 7/15/23	488,223
800,000	U.S. Treasury Notes, 0.13%, 8/31/23	778,687
590,000	U.S. Treasury Notes, 0.25%, 11/15/23	572,023
1,185,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,178,566
620,000	U.S. Treasury Notes, 1.50%, 8/15/26	594,958
350,000	U.S. Treasury Notes, 0.75%, 8/31/26	324,844
350,000	U.S. Treasury Notes, 1.13%, 2/28/27	328,891
100,000	U.S. Treasury Notes, 0.63%, 11/30/27	90,395
790,000	U.S. Treasury Notes, 2.75%, 2/15/28	803,146
100,000	U.S. Treasury Notes, 1.25%, 6/30/28	93,125
350,000	U.S. Treasury Notes, 1.63%, 8/15/29	332,254
600,000	U.S. Treasury Notes, 1.50%, 2/15/30	562,922
390,000	U.S. Treasury Notes, 1.13%, 2/15/31	352,325
TOTAL U.S. TREASURY NOTES & BONDS (Cost $11,200,950)		10,636,152

Shares		Value
SHORT-TERM INVESTMENTS 10.1%
	MONEY MARKET FUNDS 10.1%
3,042,045	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25% (4)	3,042,045
1,668,392	State Street Navigator Securities Lending Government Money Market Portfolio (5)	1,668,392
		4,710,437
Total Short-Term Investments (Cost $4,710,437)		4,710,437
TOTAL INVESTMENTS IN SECURITIES 103.5% (Cost $50,550,535)		$48,215,894
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (3.5%)		(1,649,910)
NET ASSETS 100%		$46,565,984

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Floating or variable rate security. The rate disclosed is the rate in effect as of March 31, 2022. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(3)	A portion or all of the security was held on loan. As of March 31, 2022, the market value of the securities on loan was $2,569,237.
(4)	Rate reflects 7 day yield as of March 31, 2022.
(5)	Securities with an aggregate market value of $2,569,237 were out on loan in exchange for collateral including $1,668,392 of cash collateral as of March 31, 2022. The collateral was invested in a cash collateral reinvestment vehicle.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REITs	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.

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The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the  measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$885,536	$—	$885,536
Commercial Mortgage-Backed Securities	—	2,986,904	—	2,986,904
Corporate Bonds & Notes*	—	17,855,319	—	17,855,319
Foreign Government Obligations	—	151,218	—	151,218
Long-Term Municipal Securities*	—	1,291,589	—	1,291,589
Residential Mortgage-Backed Securities	—	8,669,042	—	8,669,042
U.S. Government Agency Obligations	—	1,029,697	—	1,029,697
U.S. Treasury Obligations	—	10,636,152	—	10,636,152
Short-Term Investments	4,710,437	—	—	4,710,437
Total Investments in Securities	$4,710,437	$43,505,457	$—	$48,215,894

* See Schedule of Investments for further breakdown by category.

An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2022, there were no Level 3 investments.

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